Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On October 5, 2017, the Company entered into a Second Amendment to the Credit Agreement (the “Second Credit Agreement Amendment”). The principal modifications to the Credit Agreement resulting from the Second Credit Agreement Amendment are (i) a revision to one of the components of the “Permitted Indebtedness” definition permitting the Company to enter into certain additional loan agreements and (ii) a revision to the provisions in the Credit Agreement permitting the Company to incur certain additional capital expenditures and to enter into certain additional leases.

On October 5, 2017, the Company entered into a lease agreement for a facility in Grand Rapids, Minnesota where the Company intends to relocate its parts distribution facility.

NOTE 14—SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date and time the financial statements were issued on February 7, 2017. The product liability case Knezek v. Terex Corp, et. al., went to trial and on November 10, 2016, the jury awarded the plaintiff damages payable by the Company in the amount of $109. The verdict was subject to appeal and on January 12, 2017 a settlement agreement of $225 was reached.

No other material subsequent events have occurred since December 31, 2016 that required recognition or disclosure in the current period financial statements.